Cover	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity File Number	001-10932
Entity Registrant Name	WisdomTree, Inc.
Entity Central Index Key	0000880631
Entity Tax Identification Number	13-3487784
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	250 West 34th Street
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10119
City Area Code	(212)
Local Phone Number	801-2080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	WT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false